DEAN WITTER CAPITAL APPRECIATION FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                       YORK 10048
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997

DEAR SHAREHOLDER:

Small-cap stocks got off to a slow start during the first quarter of 1997. Inflationary concerns and fears of rising interest rates knocked the wind out of the sails of the growth sector as investors sought safety in larger, more liquid securities. Technology and biotechnology names particularly suffered as they tend to be on the higher end of the multiple spectrum, making them especially vulnerable during uncertain times. However, these concerns diminished in May and investors began to warm up to small caps. This was the first time over the trailing twelve-month period that we saw real signs of strength from this group. Small caps performed in line with the market through the summer and into the fall and then experienced the volatility commensurate with the larger indices due to the instability of the Far East. Investor concerns switched from containing inflation to absorbing deflation.

Current investor concerns include the impact that devalued foreign currencies and depressed foreign economies will have on U.S. companies. It has been encouraging to see the Dow recovering quickly as the market digests these factors. However, secondary and tertiary names have not rebounded as quickly. We hope to see this recovery broaden to these smaller companies in 1998.

PERFORMANCE AND PORTFOLIO

For the fiscal year ended November 30, 1997, the Fund's Class B shares produced a total return of 9.47 percent compared to 28.53 percent for the broad-based Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 16.82 percent for the Lipper Capital Appreciation Funds Index. The Fund's underperformance relative to these benchmarks is due to the fact that the Fund's portfolio has been overweighted in small-cap stocks while, during the period under review, investors have favored larger companies. We believe that the small-cap segment of the market remains undervalued and that, over the long term, the segment may offer greater growth potential than the broader market. The Fund has focused on small-cap stocks in the $5 to $25 price range with sound fundamentals, solid earnings momentum,

DEAN WITTER CAPITAL APPRECIATION FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997, CONTINUED

financial stability and management strength, but maintains the flexibility to seek opportunities across market capitalizations. The portfolio is diversified among many different industries.

The accompanying chart illustrates the
performance of a $10,000 investment in
the Fund from inception through the
fiscal year ended November 30, 1997,
versus the performance of similar
hypothetical investments in the S&P 500
and the Lipper Capital Appreciation
Funds Index.

LOOKING AHEAD

We continue to believe that the
fundamental picture for small caps is
bright. The domestic interest-rate
environment remains benign, economic
growth is moderate and current fiscal
policy seems favorable. Many of these
companies tend to benefit from a strong
dollar as they often do not have the
exposure to foreign currency weakness
that the multinationals do. We continue
to see companies with inherently high
growth rates trading at severely
discounted multiples. We believe that
small caps are historically undervalued
and that the Fund is well positioned to
benefit when this sector rallies.

We appreciate your ongoing support of
Dean Witter Capital Appreciation Fund
and look forward to continuing to serve
your investment needs.

Sincerely,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of $10,000
--
Class B
($ in Thousands)
Average Annual
Total Returns
                        Life of
1 Year                     Fund
9.47%(1)              18.30%(1)
4.47%(2)              17.11%(2)
                                                 Lipper
                           Fund  S&P 500 (4)        (5)
October 1995            $10,000      $10,000    $10,000
November 1995           $10,530      $10,485    $10,369
November 1996           $12,990      $13,407    $12,139
November 1997       $13,920 (3)      $17,232    $14,181

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, since inception-3%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing Value assuming a complete redemption on November 30, 1997.
(4) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Capital Appreciation Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Capital Appreciation Funds Objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (100.2%)
           ADVERTISING (0.1%)
  25,000   TMP Worldwide, Inc.*...................................................................  $    453,125
                                                                                                    ------------
           AEROSPACE & DEFENSE (0.9%)
 100,000   Kellstrom Industries, Inc.*............................................................     2,612,500
  30,000   Orbital Sciences Corp.*................................................................       768,750
                                                                                                    ------------
                                                                                                       3,381,250
                                                                                                    ------------
           AGRICULTURE (0.1%)
  20,000   Scheid Vineyards Inc. (Class A)*.......................................................       200,000
                                                                                                    ------------
           AGRICULTURE RELATED (0.3%)
  50,000   Agribiotech, Inc.*.....................................................................       493,750
 100,000   Cadiz Land Company, Inc.*..............................................................       718,750
                                                                                                    ------------
                                                                                                       1,212,500
                                                                                                    ------------
           ASSET MANAGEMENT (0.0%)
   5,000   MAXIMUS, Inc.*.........................................................................       120,625
                                                                                                    ------------
           AUTOMOTIVE (0.4%)
  28,900   Avis Rent-A-Car, Inc.*.................................................................       969,956
  31,600   Group 1 Automotive, Inc.*..............................................................       306,125
                                                                                                    ------------
                                                                                                       1,276,081
                                                                                                    ------------
           BANKING (0.0%)
   5,000   Net.B@nk, Inc.*........................................................................        55,625
                                                                                                    ------------
           BIOTECHNOLOGY (0.9%)
  30,000   ESC Medical Systems Ltd. (Israel)*.....................................................     1,072,500
  70,000   Osteotech, Inc.*.......................................................................     2,108,750
                                                                                                    ------------
                                                                                                       3,181,250
                                                                                                    ------------
           BUILDING & CONSTRUCTION (0.4%)
  40,000   Dycom Industries, Inc.*................................................................       900,000
  20,000   Hospitality Worldwide Services, Inc.*..................................................       240,000
  15,000   Schuff Steel Co.*......................................................................       165,000
     900   UNIFAB International, Inc.*............................................................        18,000
                                                                                                    ------------
                                                                                                       1,323,000
                                                                                                    ------------
           BUSINESS SERVICES (0.2%)
  30,000   Wackenhut Corrections Corp.*...........................................................       840,000
                                                                                                    ------------
           CEMENT (0.5%)
  80,000   Giant Cement Holding, Inc.*............................................................     1,930,000
                                                                                                    ------------
           CHEMICALS - SPECIALTY (0.1%)
  60,000   Eco Soil Systems, Inc.*................................................................       337,500
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

           COMMERCIAL SERVICES (5.2%)
  80,000   Actrade International, Ltd.*...........................................................  $  2,290,000
  30,000   Administaff, Inc.*.....................................................................       667,500
  60,000   Billing Information Concepts Corp.*....................................................     2,670,000
  50,000   Caribiner International, Inc.*.........................................................     2,121,875
  50,000   Claremont Technology Group, Inc.*......................................................       900,000
  50,000   Complete Management, Inc.*.............................................................       831,250
  30,000   Crescent Operating, Inc.*..............................................................       498,750
  50,000   Grow Biz International, Inc.*..........................................................       600,000
  30,000   International Total Services, Inc.*....................................................       461,250
  30,000   Lason Holdings, Inc.*..................................................................       836,250
  10,000   Market Facts Inc.*.....................................................................       176,250
  65,000   May & Speh, Inc.*......................................................................       861,250
   5,300   Metro Information Services, Inc.*......................................................       135,150
  30,000   Personnel Group of America, Inc.*......................................................     1,096,875
  50,000   Primark Corp.*.........................................................................     1,693,750
  80,000   ProSoft I-Net Solutions Inc.*..........................................................       890,000
  40,000   Quebecor Printing, Inc. (Canada).......................................................       573,114
  50,000   Superior Services, Inc.*...............................................................     1,168,750
  30,000   Vestcom International, Inc.*...........................................................       592,500
                                                                                                    ------------
                                                                                                      19,064,514
                                                                                                    ------------
           COMMUNICATIONS - EQUIPMENT & SOFTWARE (0.2%)
  30,000   EXCEL Communications, Inc.*............................................................       705,000
                                                                                                    ------------
           COMMUNICATIONS - EQUIPMENT/MANUFACTURERS (0.3%)
  30,000   Bay Networks, Inc.*....................................................................       901,875
                                                                                                    ------------
           COMPUTER EQUIPMENT (0.8%)
  30,000   Kemet Corp.*...........................................................................       708,750
  45,000   RADCOM Ltd.*...........................................................................       348,750
  60,000   Splash Technology Holdings, Inc.*......................................................     1,920,000
                                                                                                    ------------
                                                                                                       2,977,500
                                                                                                    ------------
           COMPUTER SERVICES (1.0%)
  80,000   CheckFree Corp.*.......................................................................     2,085,000
  30,000   Data Systems Network Corp.*............................................................       345,000
  40,000   Procom Technology, Inc.*...............................................................       615,000
  40,000   SPR Inc.*..............................................................................       635,000
                                                                                                    ------------
                                                                                                       3,680,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER SOFTWARE (9.5%)
  25,000   Advantage Learning Systems, Inc.*......................................................  $    568,750
  60,000   Aladdin Knowledge Systems Ltd. (Israel)*...............................................       900,000
 100,000   Borland International, Inc.*...........................................................     1,000,000
  24,000   Box Hill Systems Corp.*................................................................       280,500
  50,000   Business Objects S.A. (ADR) (France)*..................................................       537,500
 100,000   Compuware Corp.*.......................................................................     3,493,750
  80,000   CyberMedia, Inc.*......................................................................     1,800,000
 100,000   Data Dimensions, Inc.*.................................................................     1,806,250
  50,000   DataMirror Corp. (Canada)*.............................................................       458,281
 100,000   Digi International Inc.*...............................................................     1,937,500
  60,000   Dr. Solomon's Group PLC (ADR) (United Kingdom)*........................................     2,085,000
   3,000   Great Plains Software, Inc.*...........................................................        67,500
  50,000   International Microcomputer Software, Inc.*............................................       787,500
  60,000   INTERSOLV, Inc.*.......................................................................       956,250
  50,000   InterVU Inc.*..........................................................................       493,750
   5,400   J.D. Edwards & Co.*....................................................................       184,275
  50,000   Kofax Image Products, Inc.*............................................................       425,000
  50,000   Landmark Systems Corp.*................................................................       350,000
  30,000   Learning Company, Inc.*................................................................       543,750
  50,000   LGS Group Inc. (Canada)................................................................       570,656
  40,000   MetaCreations Corp.*...................................................................       475,000
   3,600   MMC Networks Inc.*.....................................................................        62,325
  14,200   New Era of Networks, Inc.*.............................................................       181,050
  40,000   Open Text Corp. (Canada)*..............................................................       377,500
  50,000   Oshap Technologies, Ltd. (Israel)*.....................................................       434,375
  30,000   Pairgain Technologies, Inc.*...........................................................       706,875
  30,000   Peregrine Systems, Inc.*...............................................................       356,250
  20,000   Platinum Technology, Inc.*.............................................................       520,000
  12,000   QAD Inc.*..............................................................................       189,750
  30,000   Rainbow Technologies, Inc.*............................................................       720,000
  25,000   RealNetworks, Inc.*....................................................................       382,812
 110,000   Sapiens International Corp. (Israel)*..................................................       825,000
  90,000   Simulation Sciences, Inc.*.............................................................     1,620,000
  70,000   Symantec Corp.*........................................................................     1,750,000
  30,000   Symix Systems, Inc.*...................................................................       442,500
 130,000   System Software Associates, Inc.*......................................................     1,755,000
 100,000   Systems & Computer Technology Corp.*...................................................     4,650,000
  31,000   TSI International Software Ltd.*.......................................................       310,000
                                                                                                    ------------
                                                                                                      35,004,649
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER SOFTWARE & SERVICES (8.6%)
  80,000   Analysts International Corp............................................................  $  3,780,000
  30,000   CCC Information Services Group, Inc.*..................................................       555,000
  30,000   Certicom Corp. (Canada)*...............................................................       821,745
  40,000   Check Point Software Technologies Ltd. (Israel)*.......................................     1,805,000
  40,000   Cylink Corp.*..........................................................................       440,000
  30,000   Documentum, Inc.*......................................................................       922,500
  50,000   Edify Corp.*...........................................................................       837,500
  45,000   Harbinger Corp.*.......................................................................     1,350,000
  90,000   Hyperion Software Corp.*...............................................................     3,875,625
  50,000   I2 Technologies, Inc.*.................................................................     2,256,250
  30,000   IDT Corp.*.............................................................................       645,000
  50,000   Infoseek Corp.*........................................................................       553,125
  30,000   JetForm Corp.*.........................................................................       459,375
  50,000   Keane, Inc.*...........................................................................     1,584,375
  80,000   Legato Systems, Inc.*..................................................................     3,040,000
  70,000   Lycos, Inc.*...........................................................................     2,135,000
  50,000   Netopia, Inc.*.........................................................................       325,000
  40,000   Olicom A/S (Denmark)*..................................................................     1,147,500
  60,000   PRI Automation, Inc.*..................................................................     2,040,000
  40,000   Secure Computing Corp.*................................................................       475,000
  90,000   Versant Object Technology Corp.*.......................................................     1,333,125
  60,000   Xylan Corp.*...........................................................................     1,226,250
                                                                                                    ------------
                                                                                                      31,607,370
                                                                                                    ------------
           COMPUTERS (1.2%)
  30,000   Lexmark International Group, Inc. (Class A)*...........................................       956,250
  40,000   MICROS Systems, Inc.*..................................................................     2,075,000
  30,000   Network Appliance, Inc.*...............................................................     1,511,250
                                                                                                    ------------
                                                                                                       4,542,500
                                                                                                    ------------
           COMPUTERS - SYSTEMS (0.8%)
  76,113   ATL Products, Inc.*....................................................................       861,028
  60,000   Tera Computer Co.*.....................................................................       900,000
  60,000   Unisys Corp.*..........................................................................       858,750
  20,000   Video Lottery Technologies, Inc.*......................................................       227,500
                                                                                                    ------------
                                                                                                       2,847,278
                                                                                                    ------------
           CONSUMER PRODUCTS (0.2%)
  30,000   Consolidated Cigar Holdings Inc. (Class A)*............................................       826,875
                                                                                                    ------------
           CONSUMER SERVICES (1.1%)
  60,000   AccuStaff, Inc.*.......................................................................     1,773,750
  70,000   AmeriTrade Holding Corp. (Class A)*....................................................     2,345,000
                                                                                                    ------------
                                                                                                       4,118,750
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           DATA PROCESSING (0.4%)
  20,000   Choicepoint Inc.*......................................................................  $    701,250
 100,000   Object Design, Inc.*...................................................................       937,500
                                                                                                    ------------
                                                                                                       1,638,750
                                                                                                    ------------
           DISTRIBUTION (0.5%)
   5,800   JLK Direct Distribution Inc. (Class A)*................................................       164,937
  60,000   VWR Scientific Products Corp.*.........................................................     1,593,749
                                                                                                    ------------
                                                                                                       1,758,686
                                                                                                    ------------
           DRUGS (0.5%)
  50,000   IDEC Pharmaceuticals Corp.*............................................................     1,746,875
                                                                                                    ------------
           EDUCATION (0.5%)
  10,100   Bright Horizons, Inc.*.................................................................       156,550
  82,700   Cornell Corrections, Inc.*.............................................................     1,447,250
  13,000   Education Management Corp.*............................................................       324,187
                                                                                                    ------------
                                                                                                       1,927,987
                                                                                                    ------------
           ELECTRONIC COMPONENTS (2.1%)
  30,000   ATMI Inc.*.............................................................................       963,750
  60,000   DII Group, Inc.*.......................................................................     1,342,500
  40,000   DSP Communications, Inc.*..............................................................       640,000
  78,100   EFTC Corp.*............................................................................     1,161,737
  30,000   Exar Corp.*............................................................................       746,250
  19,600   FARO Technologies, Inc.*...............................................................       240,100
  40,000   GenRad, Inc.*..........................................................................     1,062,500
  30,000   Ramtron International Corp.*...........................................................       193,125
  60,000   Windmere-Durable Holdings Inc..........................................................     1,447,500
                                                                                                    ------------
                                                                                                       7,797,462
                                                                                                    ------------
           ELECTRONICS (3.7%)
  40,000   Aeroflex Inc.*.........................................................................       342,500
  60,000   Analog Devices, Inc.*..................................................................     1,882,500
  19,000   Anaren Microwave, Inc.*................................................................       380,000
 110,000   Creative Technology Ltd. (Singapore)*..................................................     2,928,750
  30,000   DSP Group, Inc.*.......................................................................       975,000
  40,000   Faroudja, Inc.*........................................................................       275,000
  20,000   Flextronics International, Ltd.*.......................................................       800,000
 110,000   Kopin Corp.*...........................................................................     2,310,000
 100,000   Odetics, Inc. (Class A)*...............................................................       662,500
   8,700   OSI Systems, Inc.*.....................................................................       113,100
  30,000   Ultratech Stepper, Inc.*...............................................................       731,250
  50,000   Vitesse Semiconductor Corp.*...........................................................     2,225,000
                                                                                                    ------------
                                                                                                      13,625,600
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRONICS & ELECTRICAL (0.3%)
  35,000   Teradyne, Inc.*........................................................................  $  1,148,437
                                                                                                    ------------
           ELECTRONICS - SEMICONDUCTORS (0.7%)
  90,000   MRV Communications, Inc.*..............................................................     2,520,000
                                                                                                    ------------
           ELECTRONICS - SEMICONDUCTORS/COMPONENTS (1.0%)
  60,000   Kulicke & Soffa Industries, Inc.*......................................................     1,653,750
  60,000   Leitch Technology Corp. (Canada)*......................................................     1,580,278
  30,000   Supertex, Inc.*........................................................................       367,500
                                                                                                    ------------
                                                                                                       3,601,528
                                                                                                    ------------
           ENERGY (0.6%)
  30,000   Global Marine, Inc.*...................................................................       789,375
  80,000   KTI, Inc.*.............................................................................     1,270,000
                                                                                                    ------------
                                                                                                       2,059,375
                                                                                                    ------------
           ENTERTAINMENT (0.0%)
   9,600   N2K Inc.*..............................................................................       177,600
                                                                                                    ------------
           ENVIRONMENTAL (0.6%)
  60,000   Allied Waste Industries, Inc.*.........................................................     1,308,750
  90,000   ITEQ, Inc.*............................................................................     1,057,500
                                                                                                    ------------
                                                                                                       2,366,250
                                                                                                    ------------
           ENVIRONMENTAL CONTROL (0.8%)
  90,000   U.S.A Waste Services, Inc.*............................................................     2,975,625
                                                                                                    ------------
           EQUIPMENT (0.4%)
  30,000   EVI, Inc.*.............................................................................     1,543,125
                                                                                                    ------------
           FINANCE (0.5%)
  50,000   Franchise Mortgage Acceptance Co.*.....................................................       875,000
  76,500   New Century Financial Corp.*...........................................................     1,004,062
                                                                                                    ------------
                                                                                                       1,879,062
                                                                                                    ------------
           FINANCIAL SERVICES (0.2%)
  30,000   Doral Financial Corp...................................................................       641,250
                                                                                                    ------------
           FOOD PROCESSING (0.3%)
  30,000   Smithfield Foods, Inc.*................................................................     1,057,500
                                                                                                    ------------
           FOODS (0.2%)
  40,000   Foodmaker, Inc.*.......................................................................       620,000
                                                                                                    ------------
           FURNITURE (0.2%)
  25,900   Knoll, Inc.*...........................................................................       780,238
                                                                                                    ------------
           HEALTH & PERSONAL CARE (0.5%)
 109,000   Assisted Living Concepts, Inc.*........................................................     1,866,625
                                                                                                    ------------
           HEALTHCARE (0.2%)
  60,000   Bone Care International, Inc.*.........................................................       600,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           HEALTHCARE - DIVERSIFIED (0.5%)
  30,000   Healthsouth Corp.*.....................................................................  $    787,500
  23,460   Paragon Health Network, Inc.*..........................................................     1,216,988
                                                                                                    ------------
                                                                                                       2,004,488
                                                                                                    ------------
           HEALTHCARE - HMOs (0.2%)
  60,000   Specialty Care Network, Inc.*..........................................................       742,500
                                                                                                    ------------
           HOME BUILDING (0.2%)
  40,000   Kaufman & Broad Home Corp..............................................................       867,500
                                                                                                    ------------
           HOTELS/MOTELS (0.1%)
  31,600   Execustay Corp.*.......................................................................       300,200
                                                                                                    ------------
           HOUSEHOLD PRODUCTS (0.1%)
  10,000   Dial Corp..............................................................................       193,750
                                                                                                    ------------
           INTERNET (0.4%)
  18,000   Concentric Network Corp.*..............................................................       180,000
  30,000   Excite, Inc.*..........................................................................       768,750
   8,100   Network Solutions, Inc. (Class A)*.....................................................       128,588
  35,000   Preview Travel, Inc.*..................................................................       319,375
                                                                                                    ------------
                                                                                                       1,396,713
                                                                                                    ------------
           INVESTMENT COMPANIES (0.4%)
  22,400   Affiliated Managers Group, Inc.*.......................................................       560,000
  45,000   Consolidated Capital Corp.*............................................................       922,500
                                                                                                    ------------
                                                                                                       1,482,500
                                                                                                    ------------
           LEISURE (1.1%)
  40,000   American Coin Merchandising, Inc.*.....................................................       675,000
  28,900   Brass Eagle Inc.*......................................................................       334,156
  30,000   Signature Resorts, Inc.*...............................................................       806,250
  39,000   Silverleaf Resorts, Inc.*..............................................................       809,250
  34,500   Trendwest Resorts, Inc.*...............................................................       845,250
  20,000   Vistana, Inc.*.........................................................................       440,000
                                                                                                    ------------
                                                                                                       3,909,906
                                                                                                    ------------
           MACHINERY (2.1%)
 110,000   Chart Industries, Inc..................................................................     2,543,750
  40,000   MagneTek, Inc.*........................................................................       835,000
 140,000   National-Oilwell, Inc.*................................................................     4,436,250
                                                                                                    ------------
                                                                                                       7,815,000
                                                                                                    ------------
           MACHINERY - DIVERSIFIED (0.3%)
  50,400   Advanced Energy Industries, Inc.*......................................................       989,100
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

           MANUFACTURING (0.8%)
 110,000   General Scanning, Inc.*................................................................  $  2,860,000
                                                                                                    ------------
           MANUFACTURING - DIVERSIFIED (0.5%)
  30,000   Griffon Corp.*.........................................................................       466,875
  30,000   Mettler-Toledo International Inc.*.....................................................       536,250
  35,000   Middleby Corp.*........................................................................       354,375
  40,000   Safety Components International, Inc.*.................................................       540,000
                                                                                                    ------------
                                                                                                       1,897,500
                                                                                                    ------------
           MEDICAL PRODUCTS & SUPPLIES (1.1%)
  30,000   Health Care & Retirement Corp.*........................................................     1,181,250
 100,000   Molecular Dynamics, Inc.*..............................................................     2,012,500
  60,000   Optical Coating Laboratory, Inc........................................................       900,000
                                                                                                    ------------
                                                                                                       4,093,750
                                                                                                    ------------
           MEDICAL SERVICES (0.1%)
  50,000   Medical Resources, Inc.*...............................................................       450,000
                                                                                                    ------------
           METALS & MINING (0.0%)
   1,000   BRO-X Minerals Ltd. (Canada)*..........................................................           492
                                                                                                    ------------
           METALS - MISCELLANEOUS (0.4%)
  50,000   Handy & Harman.........................................................................     1,118,750
  60,000   Recycling Industries, Inc.*............................................................       465,000
                                                                                                    ------------
                                                                                                       1,583,750
                                                                                                    ------------
           METALS NON-FERROUS (0.5%)
  90,000   Tubos de Acero de Mexico S.A. (ADR) (Mexico)*..........................................     1,991,250
                                                                                                    ------------
           MISCELLANEOUS (2.5%)
  60,000   Brunswick Technologies, Inc.*..........................................................     1,027,500
  90,000   Mail-Well, Inc.*.......................................................................     2,936,250
 120,000   Maverick Tube Corp.*...................................................................     3,427,500
  70,000   Royal Group Technologies Ltd. (Canada)*................................................     1,684,375
                                                                                                    ------------
                                                                                                       9,075,625
                                                                                                    ------------
           NATURAL GAS - EXPLORATION & PRODUCTION (0.7%)
 120,000   Gulf Island Fabrication, Inc.*.........................................................     2,640,000
                                                                                                    ------------
           OFFICE EQUIPMENT & SUPPLIES (0.1%)
  30,000   Corporate Express, Inc.*...............................................................       468,750
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           OIL & GAS (4.8%)
  17,700   Bayard Drilling Technologies, Inc.*....................................................  $    325,238
  90,000   Clayton Williams Energy, Inc.*.........................................................     1,417,500
  60,000   Comstock Resources, Inc.*..............................................................       787,500
  30,000   Cross Timbers Oil Co...................................................................       695,625
  30,000   Dailey International Inc.*.............................................................       333,750
  15,000   Dawson Geophysical Co.*................................................................       285,000
  39,700   Gulf Indonesia Resources Ltd.*.........................................................       895,731
  50,000   KCS Energy, Inc........................................................................     1,187,500
  45,000   Lomak Petroleum, Inc...................................................................       781,875
  60,000   Mallon Resources Corp.*................................................................       592,500
 120,000   Noble Drilling Corp.*..................................................................     3,607,500
 100,000   Patterson Energy, Inc.*................................................................     3,637,500
  50,000   St. Mary Land & Exploration Co.........................................................     2,043,750
 100,000   Unit Corp.*............................................................................     1,093,750
                                                                                                    ------------
                                                                                                      17,684,719
                                                                                                    ------------
           OIL - DOMESTIC (0.2%)
  30,000   Snyder Oil Corp........................................................................       596,250
                                                                                                    ------------
           OIL - EXPLORATION & PRODUCTION (0.1%)
  15,000   Brown (TOM), Inc.*.....................................................................       328,125
                                                                                                    ------------
           OIL EQUIPMENT & SERVICES (1.7%)
   3,000   Dril-Quip, Inc.*.......................................................................        89,813
 100,000   ENSCO International, Inc...............................................................     3,575,000
 120,000   Global Industries Ltd.*................................................................     1,920,000
  22,100   IRI International Corp.*...............................................................       356,363
  10,000   Wiser Oil Co...........................................................................       152,500
                                                                                                    ------------
                                                                                                       6,093,676
                                                                                                    ------------
           OIL REFINERIES (0.5%)
  60,000   Valero Energy Corp.....................................................................     1,882,500
                                                                                                    ------------
           OIL RELATED (0.4%)
  35,000   Veritas DGC Inc.*......................................................................     1,400,000
                                                                                                    ------------
           OIL SERVICES (1.5%)
  97,500   Core Laboratories N.V.*................................................................     3,510,000
  40,000   Friede Goldman International Inc.*.....................................................     1,187,500
  25,000   Superior Energy Services, Inc.*........................................................       262,500
  20,000   UTI Energy Corp.*......................................................................       560,000
                                                                                                    ------------
                                                                                                       5,520,000
                                                                                                    ------------
           OIL WELL EQUIPMENT & SERVICE (0.2%)
  30,000   Key Energy Group, Inc.*................................................................       729,375
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           PHARMACEUTICALS (2.3%)
 100,000   Advance Paradigm, Inc.*................................................................  $  2,962,500
   5,000   Algos Pharmaceutical Corp.*............................................................       127,500
  30,000   Emisphere Technologies, Inc.*..........................................................       603,750
  40,000   MedImmune, Inc.*.......................................................................     1,517,500
  30,000   PathoGenesis Corp.*....................................................................     1,065,000
  60,000   SangStat Medical Corp.*................................................................     2,055,000
                                                                                                    ------------
                                                                                                       8,331,250
                                                                                                    ------------
           POLLUTION CONTROL (0.8%)
  80,000   American Disposal Services, Inc.*......................................................     2,820,000
                                                                                                    ------------
           PROPERTY - CASUALTY INSURANCE (0.4%)
   5,000   Penn-America Group, Inc................................................................        91,250
  30,000   Stewart Information Services Corp......................................................       811,875
  30,000   Symons International Group, Inc.*......................................................       558,750
                                                                                                    ------------
                                                                                                       1,461,875
                                                                                                    ------------
           PUBLISHING (1.0%)
   9,200   CMP Media Inc. (Class A)*..............................................................       169,050
   5,000   Petersen Companies, Inc. (Class A)*....................................................        90,000
  30,000   Thomson Corp. (Canada).................................................................       759,587
  90,000   Valassis Communications, Inc.*.........................................................     2,705,625
                                                                                                    ------------
                                                                                                       3,724,262
                                                                                                    ------------
           REAL ESTATE (0.3%)
  50,000   Catellus Development Corp.*............................................................       925,000
   2,000   LaSalle Partners, Inc.*................................................................        69,375
                                                                                                    ------------
                                                                                                         994,375
                                                                                                    ------------
           REAL ESTATE INVESTMENT TRUST (0.2%)
  40,000   Laser Mortgage Management, Inc.........................................................       590,000
                                                                                                    ------------
           RESTAURANTS (0.1%)
  28,000   Star Buffet, Inc.*.....................................................................       364,000
                                                                                                    ------------
           RETAIL (2.7%)
  19,900   A. C. Moore Arts & Crafts, Inc.*.......................................................       296,013
  30,000   Abercrombie & Fitch Co. (Class A)*.....................................................       898,125
  60,000   Claire's Stores, Inc...................................................................     1,357,500
  60,000   Fred's, Inc............................................................................     1,462,500
  80,000   Michaels Stores, Inc.*.................................................................     2,565,000
  60,000   ONSALE, Inc.*..........................................................................     1,053,750
  60,000   Ross Stores, Inc.......................................................................     2,340,000
                                                                                                    ------------
                                                                                                       9,972,888
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           RETAIL - DEPARTMENT STORES (1.8%)
  75,000   Dollar General Corp....................................................................  $  2,821,875
  60,000   Payless ShoeSource, Inc.*..............................................................     3,810,000
                                                                                                    ------------
                                                                                                       6,631,875
                                                                                                    ------------
           RETAIL - SPECIALTY (0.8%)
 100,000   Braun's Fashions Corp.*................................................................       950,000
  60,000   TJX Companies, Inc.....................................................................     2,070,000
                                                                                                    ------------
                                                                                                       3,020,000
                                                                                                    ------------
           RETAIL - SPECIALTY APPAREL (0.6%)
  60,000   Dress Barn, Inc.*......................................................................     1,545,000
  30,000   Vans, Inc.*............................................................................       481,875
                                                                                                    ------------
                                                                                                       2,026,875
                                                                                                    ------------
           SEMICONDUCTORS (1.1%)
  50,000   Integrated Circuit Systems, Inc.*......................................................     1,400,000
  60,000   KLA-Tencor Corp.*......................................................................     2,317,500
  55,000   Plasma-Therm, Inc.*....................................................................       460,625
                                                                                                    ------------
                                                                                                       4,178,125
                                                                                                    ------------
           SPECIALIZED SERVICES (1.4%)
  10,800   Pegasus Systems, Inc.*.................................................................       190,350
  30,000   RCM Technologies, Inc.*................................................................       468,750
   3,900   Securacom, Inc.*.......................................................................        40,463
  30,000   Select Appointments Holdings Public Limited Co. (ADR) (United Kingdom).................       577,500
  50,000   SOS Staffing Services, Inc.*...........................................................     1,025,000
  45,000   Source Services Corp.*.................................................................       922,500
  30,000   Todd-AO Corp. (Class A)................................................................       292,500
   8,200   TransCoastal Marine Services, Inc.*....................................................       159,900
  70,000   Transcrypt International, Inc.*........................................................     1,636,250
                                                                                                    ------------
                                                                                                       5,313,213
                                                                                                    ------------
           STEEL (0.8%)
  30,000   Lone Star Technologies, Inc.*..........................................................       870,000
  60,000   Northwest Pipe Co.*....................................................................     1,357,500
  30,000   NS Group, Inc.*........................................................................       562,500
                                                                                                    ------------
                                                                                                       2,790,000
                                                                                                    ------------
           TECHNOLOGY (1.7%)
  40,000   Aerial Communications, Inc.*...........................................................       355,000
  60,000   Brilliant Digital Entertainment, Inc.*.................................................       360,000
  60,000   CIENA Corp.*...........................................................................     3,251,250
  60,000   Kuhlman Corp...........................................................................     2,118,750
   3,600   LHS Group, Inc.*.......................................................................       151,200
                                                                                                    ------------
                                                                                                       6,236,200
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           TECHNOLOGY RELATED (0.5%)
 130,000   Graham-Field Health Products, Inc.*....................................................  $  1,941,875
                                                                                                    ------------
           TELECOMMUNICATIONS (4.4%)
  50,000   ARC International Corp.*...............................................................       290,625
  70,000   CGI Group, Inc. (Canada)*..............................................................     1,976,401
  30,000   CTC Communications Corp.*..............................................................       442,500
  30,000   Globalstar Telecommunications Ltd.*....................................................     1,486,875
 110,000   Inter-Tel Corp.........................................................................     2,310,000
  30,000   Norstan, Inc.*.........................................................................       712,500
  60,000   Orckit Communications Ltd. (Israel)*...................................................     1,230,000
  20,000   PageMart Wireless, Inc.*...............................................................       197,500
  19,100   Qwest Communications International Inc.*...............................................     1,040,950
  30,000   STAR Telecommunications, Inc.*.........................................................       858,750
  40,000   Tel-Save Holdings, Inc.*...............................................................       862,500
  90,000   Winstar Communications, Inc.*..........................................................     2,379,375
 100,000   World Access, Inc.*....................................................................     2,425,000
                                                                                                    ------------
                                                                                                      16,212,976
                                                                                                    ------------
           TELECOMMUNICATIONS EQUIPMENT (4.5%)
  30,000   ACE COMM Corp.*........................................................................       495,000
  90,000   Applied Signal Technology, Inc.*.......................................................     1,350,000
  40,000   Associated Group, Inc. - Class B*......................................................     1,250,000
  50,000   Boston Communications Group, Inc.*.....................................................       462,500
  30,000   Communications Systems, Inc............................................................       540,000
 100,000   Davox Corp.*...........................................................................     3,225,000
 180,000   Digital Microwave Corp.*...............................................................     2,835,000
   2,000   Excel Switching Corp.*.................................................................        48,250
  60,000   Mitec Telecom Inc. (Canada)*...........................................................       326,591
  70,000   NICE-Systems Ltd. (ADR) (Israel)*......................................................     3,062,500
  30,000   Ortel Corp.*...........................................................................       528,750
 110,000   RIT Technologies Ltd.*.................................................................     1,086,250
  30,000   ViaSat, Inc.*..........................................................................       457,500
  30,000   Yurie Systems, Inc.*...................................................................       742,500
                                                                                                    ------------
                                                                                                      16,409,841
                                                                                                    ------------
           TEMPORARY SERVICES (0.5%)
  80,000   Labor Ready Inc.*......................................................................     1,780,000
                                                                                                    ------------
           TRANSPORTATION (3.7%)
  75,000   Air Express International Corp.........................................................     2,151,563
  60,000   Alaska Air Group, Inc.*................................................................     2,242,500
  50,000   American Classic Voyages Co.*..........................................................       850,000

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  44,700   Budget Group, Inc. (Class A)*..........................................................  $  1,586,850
  30,000   Coach USA, Inc.*.......................................................................       836,250
  70,000   Consolidated Freightways Corp.*........................................................     1,093,750
  11,600   Jevic Transportation, Inc.*............................................................       189,950
  70,000   Offshore Logistics, Inc.*..............................................................     1,601,250
 120,000   Transat A.T., Inc. (Canada)*...........................................................     1,011,378
  45,000   Trico Marine Service, Inc.*............................................................     1,254,375
  10,000   Virgin Express Holdings PLC - SP (ADR) (United Kingdom)*...............................       165,000
  30,000   Werner Enterprises, Inc................................................................       641,250
                                                                                                    ------------
                                                                                                      13,624,116
                                                                                                    ------------
           TRANSPORTATION - SHIPPING (0.4%)
  30,000   Gulfmark Offshore Inc.*................................................................     1,005,000
  50,000   OMI Corp.*.............................................................................       512,500
                                                                                                    ------------
                                                                                                       1,517,500
                                                                                                    ------------
           TRUCKERS (0.5%)
  40,000   CNF Transportation Inc.................................................................     1,740,000
                                                                                                    ------------
           WASTE DISPOSAL (0.5%)
  80,000   Eastern Environmental Services, Inc.*..................................................     1,880,000
                                                                                                    ------------
           WHOLESALE DISTRIBUTOR (0.6%)
  60,000   Brightpoint, Inc.*.....................................................................       963,750
  50,000   CellStar Corp.*........................................................................     1,293,750
                                                                                                    ------------
                                                                                                       2,257,500
                                                                                                    ------------
           WIRELESS COMMUNICATION (0.1%)
  30,000   Metro One Telecommunications*..........................................................       247,500
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $320,804,094).........................................................   367,982,907
                                                                                                    ------------

           PREFERRED STOCK (0.0%)
           MEDICAL PRODUCTS & SUPPLIES
  30,000   Fresenius National Medical Care (Class D) (Germany) (Identified Cost $6,069)*..........         1,950
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (0.7%)
           REPURCHASE AGREEMENT

$  2,447   The Bank of New York 5.375% due 12/01/97 (dated 11/28/97; proceeds $2,447,971)
             (IDENTIFIED COST $2,446,890).........................................................  $  2,446,890
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $323,257,053) (B)........................................................  100.9 %   370,431,747

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (0.9)     (3,179,883)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 367,251,864
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $842,747 Government National Mortgage Association 7.00% due 09/20/24 valued at $519,347 and $1,843,626 Government National Mortgage Association 9.00% due 11/15/27 valued at $1,976,481.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $62,429,313 and the aggregate gross unrealized depreciation is $15,254,619, resulting in net unrealized appreciation of $47,174,694.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997

ASSETS:
Investments in securities, at value
  (identified cost $323,257,053)..............................................................  $370,431,747
Cash..........................................................................................         3,740
Receivable for:
    Investments sold..........................................................................     3,064,024
    Shares of beneficial interest sold........................................................       370,989
    Dividends.................................................................................        28,770
Deferred organizational expenses..............................................................       103,962
Prepaid expenses..............................................................................        86,388
                                                                                                ------------
     TOTAL ASSETS.............................................................................   374,089,620
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     6,181,443
    Plan of distribution fee..................................................................       312,445
    Investment management fee.................................................................       234,571
    Shares of beneficial interest repurchased.................................................        31,535
Accrued expenses..............................................................................        77,762
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     6,837,756
                                                                                                ------------
     NET ASSETS...............................................................................  $367,251,864
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $298,208,563
Net unrealized appreciation...................................................................    47,174,694
Accumulated undistributed net realized gain...................................................    21,868,607
                                                                                                ------------
     NET ASSETS...............................................................................  $367,251,864
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................      $344,785
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        24,184
     NET ASSET VALUE PER SHARE................................................................        $14.26
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $15.05
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $365,483,520
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    25,703,352
     NET ASSET VALUE PER SHARE................................................................        $14.22
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................    $1,287,861
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        90,559
     NET ASSET VALUE PER SHARE................................................................        $14.22
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................      $135,698
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         9,511
     NET ASSET VALUE PER SHARE................................................................        $14.27
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1997*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $3,705 foreign withholding tax)..............................................  $   505,611
Interest.......................................................................................      215,588
                                                                                                 -----------

     TOTAL INCOME..............................................................................      721,199
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................          197
Plan of distribution fee (Class B shares)......................................................    3,434,993
Plan of distribution fee (Class C shares)......................................................        2,400
Investment management fee......................................................................    2,578,896
Transfer agent fees and expenses...............................................................      559,409
Registration fees..............................................................................       70,436
Shareholder reports and notices................................................................       67,583
Custodian fees.................................................................................       56,761
Professional fees..............................................................................       51,873
Organizational expenses........................................................................       35,763
Trustees' fees and expenses....................................................................        9,206
Other..........................................................................................        6,743
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    6,874,260
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................   (6,153,061)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain..............................................................................   38,570,804
Net change in unrealized appreciation..........................................................   (6,517,638)
                                                                                                 -----------

     NET GAIN..................................................................................   32,053,166
                                                                                                 -----------

NET INCREASE...................................................................................  $25,900,105
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED
                                                           NOVEMBER 30,     NOVEMBER 30,
                                                              1997*             1996
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.....................................  $  (6,153,061)   $  (3,677,495)
Net realized gain (loss)................................     38,570,804      (16,624,523)
Net change in unrealized appreciation...................     (6,517,638)      48,698,318
                                                          --------------   --------------

     NET INCREASE.......................................     25,900,105       28,396,300
Net increase from transactions in shares of beneficial
  interest..............................................     30,542,778      180,404,150
                                                          --------------   --------------

     NET INCREASE.......................................     56,442,883      208,800,450

NET ASSETS:
Beginning of period.....................................    310,808,981      102,008,531
                                                          --------------   --------------

     END OF PERIOD......................................  $ 367,251,864    $ 310,808,981
                                                          --------------   --------------
                                                          --------------   --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Capital Appreciation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on July 31, 1995 and commenced operations on October 27, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997, CONTINUED

days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $179,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 1997, the Agreement was amended to reduce the annual fee to 0.725% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997, CONTINUED

paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $12,299,293 at November 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended November 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended November 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $983,855 and $653, respectively and received $11,990 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1997 aggregated $648,955,963 and $623,441,813, respectively.

For the year ended November 30, 1997, the Fund incurred brokerage commissions of $29,900 with DWR for portfolio transactions executed on behalf of the fund.

For the period May 31, 1997 through November 30, 1997, the Fund incurred brokerage commissions of $6,250 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997, CONTINUED

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $4,600.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        NOVEMBER 30, 1997             NOVEMBER 30, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................       24,829   $      380,181       --             --
Repurchased......................................................         (645)          (9,645)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class A..........................................       24,184          370,536       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................   15,086,938      211,255,509    20,783,480   $262,842,130
Repurchased......................................................  (13,313,433)    (182,682,535)   (6,542,161)   (82,437,980)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class B..........................................    1,773,505       28,572,974    14,241,319    180,404,150
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES*
Sold.............................................................      101,030        1,609,066       --             --
Repurchased......................................................      (10,471)        (153,924)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class C..........................................       90,559        1,455,142       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES*
Sold.............................................................        9,511          144,126       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................    1,897,759   $   30,542,778    14,241,319   $180,404,150
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 *   For the period July 28, 1997 (issue date) through November 30, 1997.

6. FEDERAL INCOME TAX STATUS

During the year ended November 30, 1997, the Fund utilized its net capital loss carryover of approximately $15,684,000.

As of November 30, 1997, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $6,136,407, accumulated undistributed net realized gain was charged $16,654 and net investment loss was credited $6,153,061.

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE
                                                           PERIOD
                                                        OCTOBER 27,
                          FOR THE YEAR   FOR THE YEAR      1995*
                             ENDED          ENDED         THROUGH
                          NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                            1997**++         1996           1995
--------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of period..... $    12.99     $   10.53      $   10.00
                              ------        ------         ------

Net investment loss......      (0.24)        (0.15)         (0.01)

Net realized and
 unrealized gain.........       1.47          2.61           0.54
                              ------        ------         ------

Total from investment
 operations..............       1.23          2.46           0.53
                              ------        ------         ------

Net asset value, end of
 period.................. $    14.22     $   12.99      $   10.53
                              ------        ------         ------
                              ------        ------         ------

TOTAL INVESTMENT
RETURN+..................       9.47%        23.36%          5.30%(1)

RATIOS TO AVERAGE NET
ASSETS:
Expenses.................       2.00%         2.00%          2.87%(2)

Net investment loss......      (1.79)%       (1.72)%        (0.79)%(2)

SUPPLEMENTAL DATA:
Net assets, end of
 period, in thousands....   $365,484      $310,809       $102,009

Portfolio turnover
 rate....................        184%          108%             7%(1)

Average commission rate
 paid....................    $0.0570       $0.0570         --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                        JULY 28, 1997 *
                                                                            THROUGH
                                                                          NOVEMBER 30,
                                                                             1997++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.34
                                                                             ------
Net investment loss...................................................       (0.06)
Net realized and unrealized loss......................................       (0.02)
                                                                             ------
Total from investment operations......................................       (0.08)
                                                                             ------
Net asset value, end of period........................................      $ 14.26
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (0.56)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.27%(2)
Net investment loss...................................................        (1.08)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $345
Portfolio turnover rate...............................................          184%(1)
Average commission rate paid..........................................      $0.0570

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.34
                                                                             ------
Net investment loss...................................................        (0.09)
Net realized and unrealized loss......................................        (0.03)
                                                                             ------
Total from investment operations......................................        (0.12)
                                                                             ------
Net asset value, end of period........................................      $ 14.22
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (0.84)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.03%(2)
Net investment loss...................................................        (1.82)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,288
Portfolio turnover rate...............................................          184%(1)
Average commission rate paid..........................................      $0.0570

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          NOVEMBER 30,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 14.34
                                                                             ------

Net investment loss...................................................        (0.04)

Net realized and unrealized loss......................................        (0.03)
                                                                             ------

Total from investment operations......................................        (0.07)
                                                                             ------

Net asset value, end of period........................................      $ 14.27
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        (0.49)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.01%(2)

Net investment loss...................................................        (0.82)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $136

Portfolio turnover rate...............................................          184%(1)

Average commission rate paid..........................................      $0.0570

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL APPRECIATION FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER CAPITAL APPRECIATION FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Capital Appreciation Fund (the "Fund") at November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JANUARY 14, 1998

                 (This page has been left blank intentionally.)